Reconciliation of Financial Statements to Form 5500 (Tables) - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Summary of Reconciliation of Net Assets Available For Benefits to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024, to the Form 5500:

	2025	2024
Net assets available for benefits per the financial statements	$4,790,919,190	$4,192,509,403
Deemed distributions	(1,972,909)	(1,594,091)

Net assets per Form 5500	$4,788,946,281	$4,190,915,312

Summary of Reconciliation of Change in Net Assets Available For Benefits to Net Income Form 5500
The following is a reconciliation of the change in net assets available for benefits for the year ended December 31, 2025, per the financial statements to the net income reported in the 2025 Form 5500:

Increase in net assets before plan transfers per the financial statements	$598,409,787
Change in deemed distributions	(378,818)

Change in Net Assets per Form 5500	$598,030,969